October 6, 2005

Supplement

SUPPLEMENT DATED OCTOBER 6, 2005 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE GLOBAL ADVANTAGE PORTFOLIO
CLASS X and CLASS Y
Dated April 29, 2005

The second and third paragraphs of the section of the Prospectus titled "Portfolio Management" is hereby replaced by the following:

The Portfolio is managed by members of the Global Research team. Current members of the team that are jointly and primarily responsible for the day-to-day management of the Portfolio include Sandra Yeager, a Managing Director of the Investment Adviser, Rodderick M. Bridge, an Executive Director of the Sub-Adviser, John M. Harris, Mary Jayne E. Maly, Steven E. Wharton, all Executive Directors of the Investment Adviser, and Mark J. Laskin and Andrew D. Xiao, both Vice Presidents of the Investment Adviser.

Ms. Yeager has worked for the Investment Adviser since March 2004, and began managing the Portfolio in June 2004. Prior to June 2004, she was a Portfolio Manager and Associate Director of Global Research for Alliance Capital. Mr. Bridge has worked for the Sub-Adviser since September 2005, and began managing the Portfolio in September 2005. Prior to September 2005, he was an analyst for Commerzbank Securities and HSBC. Mr. Harris has worked for the Investment Adviser since June 2002, and began managing the Portfolio in January 2005. Prior to January 2005, he worked in a research capacity for the Investment Adviser and UBS. Ms. Maly has worked for the Investment Adviser since November 1992, and began managing the Portfolio in January 2005. Prior to January 2005, she worked in an investment management capacity for the Investment Adviser. Mr. Wharton has worked for the Investment Adviser since May 2004, and began managing the Portfolio in January 2005. Prior to January 2005, he worked in an investment management capacity for the Investment Adviser, Loomis Sayles and Andor Capital. Mr. Laskin has worked for the Investment Adviser since October 2000, and began managing the Portfolio in July 2002. Prior to July 2002, he worked in an investment management capacity for the Investment Adviser. Mr. Xiao has worked for the Investment Adviser since September 2000 and began managing the Portfolio in September 2005. Prior to September 2005, he worked in a research capacity for the Investment Adviser.

The World Equity Process draws on the recommendations of Morgan Stanley Investment Management's ("MSIM") global sector analysts. Senior managers create model sub-portfolios in six sectors – Finance, Technology, Consumer, Healthcare, Energy/Telecom and Capital Goods/Materials – utilizing the recommendations from the Global Research Group. Ms. Yeager, MSIM's global head of equity research, leads the team of senior analysts to combine these sub-portfolios into a model World Equity portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT VIS GA 09/05

October 6, 2005

Supplement

SUPPLEMENT DATED OCTOBER 6, 2005 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
CLASS X and CLASS Y
Dated April 29, 2005

With respect to the Global Advantage Portfolio, the following paragraphs are hereby added to the section titled "V. Investment Advisory and Other Services—G. Fund Management—Other Accounts Managed by the Portfolio Managers":

With respect to the Global Advantage Portfolio as of September 1, 2005:

Rodderick Bridge managed five mutual funds with a total of approximately $1.3 billion in assets; five pooled investment vehicles other than mutual funds with a total of approximately $473.0 million in assets; and one other account with a total of approximately $266.5 million in assets.

Andrew Xiao managed four mutual funds with a total of approximately $826.0 million in assets; no pooled investment vehicles other than mutual funds nor any other accounts.

With respect to the Global Advantage Portfolio, the following information is hereby added to the section titled "V. Investment Advisory and Other Services—G. Fund Management—Securities Ownership of Portfolio Managers":

Rodderick Bridge:

None

Andrew Xiao:

None (1)

(1)

Although the Portfolio Manager does not have any assets directly invested in the Fund, he has made investments (either directly or notionally through certain defined contribution and/or deferred compensation programs) in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

October 6, 2005

Supplement

SUPPLEMENT DATED OCTOBER 6, 2005 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
CLASS X and CLASS Y
Dated April 29, 2005

With respect to the European Equity Portfolio, the following paragraphs are hereby added within the section titled "V. Investment Advisory and Other Services—G. Fund Management—Other Accounts Managed by the Portfolio Managers":

With respect to the European Equity Portfolio as of September 1, 2005:

Rodderick Bridge managed five mutual funds with a total of approximately $1.3 billion in assets: five pooled investment vehicles other than mutual funds with a total of approximately $473.0 million in assets: and one other account with a total of approximately $266.5 million in assets.

With respect to the European Equity Portfolio as of October 3, 2005:

Zhixin Shu, Doriana Russo and Katia Levy-Thevenon each managed two mutual funds with a total of approximately $827.8 million in assets; no pooled investment vehicles other than mutual funds nor any other accounts.

With respect to the European Equity Portfolio, the following information is hereby added to the section titled "V. Investment Advisory and Other Services—G. Fund Management—Securities Ownership of Portfolio Managers":

Zhixin Shu:

None

Doriana Russo:

None

Katia Levy-Thevenon:

None

Rodderick Bridge:

None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

October 6, 2005

Supplement

SUPPLEMENT DATED OCTOBER 6, 2005 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE EUROPEAN EQUITY PORTFOLIO
CLASS X and CLASS Y
Dated April 29, 2005

The third and fourth paragraphs of the section of the Prospectus titled "Portfolio Management" is hereby replaced by the following:

The Portfolio is managed by members of the Global Research Group. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio include Sandra Yeager, a Managing Director of the Investment Adviser, Rodderick M. Bridge, Doriana Russo, Zhixin Shu, all Executive Directors of the Sub-Adviser, and Anne Marie Fleurbaaij and Katia Levy-Thevenon, both Vice Presidents of the  Sub-Adviser.

Ms. Yeager has worked for the Investment Adviser since March 2004, and began managing the  Portfolio in October 2004. Prior to October 2004, she was the head of Research for the Adviser and, previous to that, a Portfolio Manager and Associate Director of Global Research for Alliance Capital. Mr. Bridge has worked for the Sub-Adviser since September 2005, and began managing the Portfolio in October 2005. Prior to October 2005, he worked in a research capacity for the Sub-Adviser and, previous to that, was an analyst for Commerzbank Securities and HSBC. Ms. Fleurbaaij has worked for the Sub-Adviser since August 1999, and began managing the Portfolio  in October 2004. Prior to October 2004, she worked in an investment management capacity for the Sub-Adviser. Ms. Levy-Thevenon has worked for the Sub-Adviser since December 2004, and began managing the Portfolio in October 2005. Prior to October 2005, she worked in a research capacity for the Sub-Adviser and, previous to that, Norges Bank Investment Management, AXA Investment Managers Ltd and SEB Investment Management. Ms. Russo has worked for the Sub-Adviser since January 2005, and began managing the Portfolio in October 2005. Prior to October 2005, she worked in a research capacity for the Sub-Adviser and, previous to that, was a Director of European Equity research at Citibank. Ms. Shu has worked for the Sub-Adviser since April 2005, and began managing the  Portfolio in October 2005. Prior to October 2005, she worked in a research capacity for the Sub-Adviser and, previous to that, was a Director of Investment Management at Newton Investment Management.

The Portfolio's investment process draws on the recommendations of Morgan Stanley Investment Management's (MSIM's)   global research analysts. Senior analysts create model sub-portfolios utilizing the recommendations from the Global Research Group. Ms. Yeager, MS IM's global head of equity research, leads the team of senior analysts to combine these sub-portfolios into a model portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT VAR EE 09/05